Principal accounting policies - Revenue recognition and cost of revenues - Contract balances (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Principal accounting policies
Revenue recognized during the year ended December 31, 2018 relating to deferred revenue as of January 1, 2018	$ 25,410
Changes in deferred revenue
Balance at the beginning of the year	33,037
Additions to deferred revenue	192,822
Recognition of deferred revenue as revenues	(197,698)
Exchange differences	(970)
Balance at the end of the year	$ 27,191